Schedule of Revenues, Based on the Customer’s Service Type (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue		$ 7,714	$ 8,811
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[1]	7,581	8,811
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 133

[1]	AI Solutions (Products and Services) includes both software product revenues and related services. Product revenue represents an insignificant portion of total revenue for the periods presented and, accordingly, has not been separately disclosed.